Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
TRADE AND OTHER PAYABLES
25.	TRADE AND OTHER PAYABLES
	Year ended December 31,
Group	2020	2019	2018
	$000	$000	$000
Trade payables	3,366	4,191	3,641
Accruals	2,224	2,206	2,310
	5,590	6,397	5,951